--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC
    Statement of Assets and Liabilities.....................        1
    Statement of Operations.................................        2
    Statements of Changes in Net Assets.....................        3
    Financial Highlights....................................        4
    Notes to Financial Statements...........................      5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE
 SERIES
    Schedule of Investments.................................      7-8
    Statement of Assets and Liabilities.....................        9
    Statement of Operations.................................       10
    Statements of Changes in Net Assets.....................       11
    Financial Highlights....................................       12

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (18,137,104 Shares, Cost
  $218,391)++ at Value......................................  $   289,105
Receivable for Investment Securities Sold...................          373
Prepaid Expenses and Other Assets...........................           16
                                                              -----------
    Total Assets............................................      289,494
                                                              -----------

LIABILITIES:
Payables:
    Fund Shares Redeemed....................................          164
    Investment Securities Purchased.........................          209
Accrued Expenses and Other Liabilities......................            8
                                                              -----------
    Total Liabilities.......................................          381
                                                              -----------

NET ASSETS..................................................  $   289,113
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   20,350,127
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     14.21
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   189,609
Accumulated Net Investment Income (Loss)....................          727
Accumulated Net Realized Gain (Loss)........................       28,062
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       70,715
                                                              -----------
    Total Net Assets........................................  $   289,113
                                                              ===========

--------------

++ The cost for federal income tax purposes is $220,462.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $ 1,612
                                                                     -------

EXPENSES
    Administrative Services.................................              14
    Accounting & Transfer Agent Fees........................               8
    Legal Fees..............................................               7
    Audit Fees..............................................               3
    Filing Fees.............................................              11
    Shareholders' Reports...................................               9
    Directors' Fees and Expenses............................               2
    Other...................................................               1
                                                                     -------
        Total Expenses......................................              55
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................           1,557
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................          26,508
Net Realized Gain (Loss) on Investment Securities Sold......           4,834
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          20,725
                                                                     -------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          52,067
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $53,624
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $  1,557         $   6,839
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................            26,508            68,004
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................             4,834             4,591
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            20,725           (71,701)
                                                                      --------         ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            53,624             7,733
                                                                      --------         ---------

Distributions From:
    Net Investment Income...................................            (6,739)           (7,854)
    Net Realized Gains......................................           (66,850)          (58,235)
                                                                      --------         ---------
        Total Distributions.................................           (73,589)          (66,089)
                                                                      --------         ---------
Capital Share Transactions (1):
    Shares Issued...........................................            19,817            70,434
    Shares Issued in Lieu of Cash Distributions.............            73,589            66,089
    Shares Redeemed.........................................           (76,292)         (204,850)
                                                                      --------         ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            17,114           (68,327)
                                                                      --------         ---------
        Total Increase (Decrease)...........................            (2,851)         (126,683)
NET ASSETS
    Beginning of Period.....................................           291,964           418,647
                                                                      --------         ---------
    End of Period...........................................          $289,113         $ 291,964
                                                                      ========         =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             1,478             4,574
    Shares Issued in Lieu of Cash Distributions.............             6,117             4,291
    Shares Redeemed.........................................            (5,255)          (12,813)
                                                                      --------         ---------
                                                                         2,340            (3,948)
                                                                      ========         =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997         1996
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  16.21      $  19.07     $  19.68     $  19.02     $  15.76     $  12.92
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.13          0.40         0.36         0.33         0.32         0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       2.46            --         0.47         1.75         3.52         2.60
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       2.59          0.40         0.83         2.08         3.84         2.88
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.42)        (0.39)       (0.32)       (0.33)       (0.29)       (0.04)
  Net Realized Gains...............      (4.17)        (2.87)       (1.12)       (1.09)       (0.29)          --
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (4.59)        (3.26)       (1.44)       (1.42)       (0.58)       (0.04)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  14.21      $  16.21     $  19.07     $  19.68     $  19.02     $  15.76
                                      ========      ========     ========     ========     ========     ========
Total Return.......................      21.08%#        3.00%        4.65%       11.85%       25.23%       22.34%

Net Assets, End of Period
  (thousands)......................   $289,113      $291,964     $418,647     $484,611     $471,038     $379,974
Ratio of Expenses to Average Net
  Assets (1).......................       0.20%*        0.20%        0.19%        0.19%        0.23%        0.26%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       1.11%*        2.06%        1.73%        1.67%        1.79%        2.29%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................          7%*          26%          43%          25%          18%          20%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 15% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $70,714
Gross Unrealized Depreciation...............................       (2,071)
                                                                  -------
    Net.....................................................      $68,643
                                                                  =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank by the Portfolio during the six months ended May 31, 2001.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.7%)
 *3COM Corp............................................       53,400   $      297,171
 *#Adelphia Communications Corp. Class A...............      172,800        6,613,920
 *Aetna, Inc...........................................      544,726       12,719,352
 AK Steel Holding Corp.................................      675,675        9,047,288
 *Alaska Air Group, Inc................................      111,200        3,194,776
 Albemarle Corp........................................      102,100        2,338,090
 *Allegheny Corp.......................................       17,501        3,654,209
 Alliant Energy Corp...................................      217,700        6,694,275
 Allmerica Financial Corp..............................       94,900        5,186,285
 Allstate Corp.........................................      878,800       39,563,576
 Amerada Hess Corp.....................................       65,000        5,566,600
 *America West Holdings Corp. Class B..................       19,400          198,850
 American Financial Group, Inc.........................      182,000        5,112,380
 American National Insurance Co........................       46,700        3,431,749
 AmerUs Group Co.......................................       45,600        1,637,040
 *AMR Corp.............................................      365,000       14,231,350
 Anadarko Petroleum Corp...............................        4,600          288,006
 *Apple Computer, Inc..................................        1,000           19,955
 Archer-Daniels Midland Co.............................    2,272,353       30,676,765
 *Arrow Electronics, Inc...............................      313,300        7,888,894
 Ashland, Inc..........................................      249,200       10,346,784
 Astoria Financial Corp................................       12,600          704,277
 AT & T Corp...........................................      916,700       19,406,539
 *AT & T Corp.- Liberty Media Group....................      766,800       12,920,580
 *#At Home Corp........................................    1,020,900        4,262,257
 *AutoNation, Inc......................................    2,068,600       24,099,190
 Bear Stearns Companies, Inc...........................      376,170       20,444,839
 Belo (A.H.) Corp. Class A.............................      331,800        6,466,782
 *Big Lots, Inc........................................      253,500        3,290,430
 Boise Cascade Corp....................................      213,400        7,522,350
 *Borders Group, Inc...................................       22,700          414,729
 Borg Warner Automotive, Inc...........................      100,800        4,561,200
 Bowater, Inc..........................................      171,600        8,271,120
 Brunswick Corp........................................      297,600        6,725,760
 Burlington Northern Santa Fe Corp.....................    1,285,700       39,946,699
 C.I.T. Group, Inc. Class A............................    1,079,500       42,856,150
 Centex Corp...........................................      229,000        8,537,120
 *Chris-Craft Industries, Inc..........................        4,894          340,084
 Cincinnati Financial Corp.............................      555,180       23,336,991
 Circuit City Stores, Inc. (Carmax Group)..............       98,000        1,470,980
 *Clear Channel Communications, Inc....................      201,000       12,254,970
 *CNA Financial Corp...................................      639,200       25,459,336
 *CNET Networks, Inc...................................       38,114          419,445
 Coca-Cola Enterprises, Inc............................    1,794,800       29,937,264
 Commerce Group, Inc...................................       93,100        2,974,545
 Commercial Federal Corp...............................      104,700        2,385,066
 Conseco, Inc..........................................    1,208,100       21,045,102
 Countrywide Credit Industries, Inc....................      410,000       15,879,300
 Crompton Corp.........................................        5,637           61,049
 CSX Corp..............................................      581,400       21,628,080
 Cummins Engine Co., Inc...............................      150,900        6,390,615
 Dana Corp.............................................      516,100       11,106,472
 Delphi Automotive Systems Corp........................       99,830        1,467,501
                                                            SHARES             VALUE+
                                                            ------             ------

 Delta Air Lines, Inc..................................      402,500   $   19,167,050
 Dillards, Inc. Class A................................      358,500        5,850,720
 Earthgrains Co........................................      114,700        2,976,465
 Eastman Chemical Co...................................       83,200        4,204,928
 *Extended Stay America, Inc...........................      355,300        5,524,915
 *Federated Department Stores, Inc.....................      622,000       27,865,600
 First American Financial Corp.........................       54,300        1,112,064
 First Citizens Bancshares, Inc........................       10,300          965,677
 Florida East Coast Industries Inc. Class B............        7,739          282,860
 Florida East Coast Industries, Inc....................       60,400        2,376,740
 Ford Motor Co.........................................    1,820,900       44,338,915
 Fortune Brands, Inc...................................      491,000       16,865,850
 GATX Corp.............................................      143,400        5,776,152
 General Motors Corp...................................    1,139,300       64,826,170
 *General Motors Corp. Class H.........................      826,438       19,751,868
 Georgia-Pacific Corp..................................      334,900       11,872,205
 Golden State Bancorp, Inc.............................      103,200        3,012,408
 Goodyear Tire & Rubber Co.............................      493,200       14,357,052
 Greenpoint Financial Corp.............................      265,700       10,093,943
 Harris Corp...........................................      151,400        4,302,788
 Hasbro, Inc...........................................       79,000        1,185,000
 *Healthsouth Corp.....................................    1,481,200       18,811,240
 *Hearst-Argyle Television, Inc........................      238,600        5,065,478
 Heller Financial, Inc.................................       62,600        2,153,440
 Helmerich & Payne, Inc................................      151,600        5,994,264
 Hibernia Corp.........................................      301,300        4,905,164
 Hollinger International, Inc. Class A.................      268,700        4,137,980
 Horton (D.R.), Inc....................................      429,877        8,864,064
 *Humana, Inc..........................................      618,900        5,910,495
 Huntington Bancshares, Inc............................       11,000          164,725
 *i2 Technologies Inc..................................      119,700        2,402,978
 IBP, Inc..............................................      375,600        7,061,280
 IMC Global, Inc.......................................      445,300        4,938,377
 Independence Community Bank Corp......................       12,500          238,313
 *Ingram Micro, Inc....................................      269,200        3,566,900
 International Paper Co................................    1,230,775       47,077,144
 *JDS Uniphase Corp....................................      316,500        5,288,715
 *K Mart Corp..........................................    1,780,400       20,082,912
 *Key3Media Group, Inc.................................       56,100          544,170
 KeyCorp...............................................      941,600       22,391,248
 Lafarge Corp..........................................      257,500        8,438,275
 *Lear Corp............................................      110,900        3,868,192
 *Level 3 Communications, Inc..........................      195,500        2,190,578
 Liberty Financial Companies, Inc......................      167,500        5,611,250
 Lincoln National Corp.................................      309,400       15,234,856
 Lockheed Martin Corp..................................      489,500       18,742,955
 Loews Corp............................................      646,800       44,622,732
 Longs Drug Stores Corp................................       50,900        1,221,600
 Louisiana-Pacific Corp................................      396,400        4,657,700
 Lubrizol Corp.........................................      182,000        5,647,460
 Lucent Technologies, Inc..............................      807,900        6,366,252
 Lyondell Chemical Co..................................      457,200        7,566,660
 *Mandalay Resort Group................................      296,300        7,493,427
 *Manor Care, Inc......................................      222,000        5,494,500
 MBIA, Inc.............................................      139,650        7,366,538

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Mead Corp.............................................      381,300   $   11,057,700
 *Metromedia Fiber Network, Inc........................      196,800          790,152
 *MGM Grand, Inc.......................................       19,000          597,360
 *MIPS Technologies, Inc., Class B.....................       10,116          166,256
 Mony Group, Inc.......................................       46,200        1,697,850
 Norfolk Southern Corp.................................    1,544,000       34,230,480
 Northrop Grumman Corp.................................      249,000       22,101,240
 *NTL, Inc.............................................       99,000        2,127,510
 Occidental Petroleum Corp.............................      650,800       19,504,476
 *Office Depot, Inc....................................       93,800          857,332
 Old Republic International Corp.......................      337,475        9,526,919
 Omnicare, Inc.........................................      360,300        7,551,888
 Pacific Century Financial Corp........................      337,800        8,333,526
 *Pactiv Corp..........................................      615,100        8,457,625
 *Park Place Entertainment Corp........................      812,800       10,143,744
 Penney (J.C.) Co., Inc................................    1,140,000       23,837,400
 Penzoil Quaker State Co...............................       55,600          842,340
 Phelps Dodge Corp.....................................      287,085       12,976,242
 *Pioneer Natural Resources Co.........................      483,900       10,210,290
 *#Pride International, Inc............................       50,000        1,331,500
 Pulitzer, Inc.........................................        1,700           87,210
 Pulte Corp............................................      127,600        5,155,040
 Questar Corp..........................................      271,400        8,410,686
 Qwest Communications International, Inc...............      381,800       14,027,332
 Rayonier, Inc.........................................       83,000        3,713,420
 Raytheon Co...........................................    1,084,000       32,270,680
 *#Rite Aid Corp.......................................      969,800        8,117,226
 RJ Reynolds Tobacco Holdings, Inc.....................      253,326       15,067,830
 Ryder System, Inc.....................................      279,500        6,132,230
 Safeco Corp...........................................      491,200       13,800,264
 Saint Paul Companies, Inc.............................      695,326       35,183,496
 *Saks, Inc............................................      756,000        8,724,240
 Sears, Roebuck & Co...................................      867,500       34,595,900
 Sensormatic Electronics Corp..........................      196,500        3,094,875
 *Service Corp. International..........................      903,100        6,375,886
 *Six Flags, Inc.......................................      318,000        7,155,000
 *Smurfit-Stone Container Corp.........................      106,626        1,595,658
 Sovereign Bancorp, Inc................................      781,020        8,841,146
 Sprint Corp...........................................       55,900        1,135,329
 St. Joe Corp..........................................        9,100          235,599
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       21,846,825
 Sunoco, Inc...........................................      303,000       11,817,000
 Supervalu, Inc........................................      572,400        8,906,544
 Temple-Inland, Inc....................................      133,700        7,100,807
 *Tenet Healthcare Corp................................       46,800        2,128,932
 Thomas & Betts Corp...................................      106,500        2,224,785
 Tidewater, Inc........................................      100,900        4,733,219
 *Toys R Us, Inc.......................................      819,300       22,694,610
                                                            SHARES             VALUE+
                                                            ------             ------

 TRW, Inc..............................................       30,000   $    1,300,800
 Tyson Foods, Inc. Class A.............................      488,200        6,219,668
 UAL Corp..............................................      190,500        7,092,315
 Ultramar Diamond Shamrock Corp........................      265,400       13,309,810
 Union Pacific Corp....................................      826,200       47,506,500
 Unionbancal Corp......................................        2,000           64,200
 *United Rentals, Inc..................................      294,300        6,789,501
 Unitrin, Inc..........................................      223,800        8,713,653
 UnumProvident Corp....................................      843,189       27,327,755
 USX-Marathon Group, Inc...............................      916,450       29,647,158
 USX-US Steel Group....................................      329,400        6,429,888
 *#Valero Energy Corp..................................      118,500        5,224,665
 Valhi, Inc............................................      158,500        1,989,175
 *Venator Group, Inc...................................      590,000        7,847,000
 *VeriSign, Inc........................................       11,000          621,720
 *Vishay Intertechnology, Inc..........................      182,616        3,761,890
 Visteon Corp..........................................      280,969        4,838,286
 Wallace Computer Services, Inc........................       31,000          531,340
 *WebMD Corp...........................................      321,200        2,185,766
 Weis Markets, Inc.....................................       20,800          727,584
 Wesco Financial Corp..................................       13,540        4,304,366
 Westvaco Corp.........................................      399,350       10,159,464
 Weyerhaeuser Co.......................................      183,800       10,515,198
 *Worldcom, Inc........................................      709,300       12,657,459
 Worthington Industries, Inc...........................      140,800        1,619,200
 York International Corp...............................      137,800        4,857,450
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,577,841,941)................................                 1,843,880,779
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $6,440,075) to be
   repurchased at $6,344,682
   (Cost $6,344,000)...................................   $    6,344        6,344,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,584,185,941)++..............................                $1,850,224,779
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,584,355,398.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  1,850,225
Collateral for Securities Loaned............................        21,221
Receivables:
    Dividends, Interest and Tax Reclaims....................         5,006
    Investment Securities Sold..............................        65,294
    Fund Shares Sold........................................           356
Prepaid Expenses and Other Assets...........................             5
                                                              ------------
        Total Assets........................................     1,942,107
                                                              ------------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................        21,221
    Investment Securities Purchased.........................        50,994
    Fund Shares Redeemed....................................           418
Accrued Expenses and Other Liabilities......................           310
                                                              ------------
        Total Liabilities...................................        72,943
                                                              ------------

NET ASSETS..................................................  $  1,869,164
                                                              ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   117,289,945
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      15.94
                                                              ============
Investments at Cost.........................................  $  1,584,186
                                                              ============

NET ASSETS CONSIST OF:
Paid-In Capital.............................................     1,625,615
Accumulated Net Investment Income (Loss)....................         7,777
Accumulated Net Realized Gain (Loss)........................       (30,267)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       266,039
                                                              ------------
        Total Net Assets....................................  $  1,869,164
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends...............................................         $ 16,778
    Interest................................................               88
    Income from Securities Lending..........................               55
                                                                     --------
        Total Investment Income.............................           16,921
                                                                     --------

EXPENSES
    Investment Advisory Services............................              887
    Accounting & Transfer Agent Fees........................              327
    Custodian Fees..........................................               84
    Legal Fees..............................................                8
    Audit Fees..............................................                9
    Shareholders' Reports...................................               13
    Trustees' Fees and Expenses.............................                4
    Other...................................................               55
                                                                     --------
        Total Expenses......................................            1,387
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................           15,534
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
Net Realized Gain (Loss) on Investment Securities Sold......          (30,052)
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          350,343
                                                                     --------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          320,291
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $335,825
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   15,534        $   38,231
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (30,052)          167,552
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            350,343          (153,465)
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting From
          Operations........................................            335,825            52,318
                                                                     ----------        ----------

Distributions From:
    Net Investment Income...................................            (10,246)          (36,997)
    Net Realized Gains......................................           (167,503)         (310,296)
                                                                     ----------        ----------
        Total Distributions.................................           (177,749)         (347,293)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................             85,590           394,020
    Shares Issued in Lieu of Cash Distributions.............            171,459           344,153
    Shares Redeemed.........................................           (281,304)         (495,937)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            (24,255)          242,236
                                                                     ----------        ----------
        Total Increase (Decrease)...........................            133,821           (52,739)
NET ASSETS
    Beginning of Period.....................................          1,735,343         1,788,082
                                                                     ----------        ----------
    End of Period...........................................         $1,869,164        $1,735,343
                                                                     ==========        ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................              5,741            26,884
    Shares Issued in Lieu of Cash Distributions.............             12,624            24,149
    Shares Redeemed.........................................            (19,040)          (33,556)
                                                                     ----------        ----------
                                                                           (675)           17,477
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR          YEAR          YEAR          YEAR         YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                        2001           2000          1999          1998          1997         1996
                                     -----------    ----------    ----------    ----------    ----------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    14.71     $    17.79    $    18.79    $    18.09    $    15.52    $  13.29
                                     ----------     ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.13           0.33          0.34          0.31          0.32        0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        2.69           0.04          0.46          1.71          3.38        2.57
                                     ----------     ----------    ----------    ----------    ----------    --------
  Total from Investment
    Operations.....................        2.82           0.37          0.80          2.02          3.70        2.88
                                     ----------     ----------    ----------    ----------    ----------    --------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.09)         (0.32)        (0.34)        (0.32)        (0.31)      (0.31)
  Net Realized Gains...............       (1.50)         (3.13)        (1.46)        (1.00)        (0.82)      (0.34)
                                     ----------     ----------    ----------    ----------    ----------    --------
  Total Distributions..............       (1.59)         (3.45)        (1.80)        (1.32)        (1.13)      (0.65)
                                     ----------     ----------    ----------    ----------    ----------    --------
Net Asset Value, End of Period.....  $    15.94     $    14.71    $    17.79    $    18.79    $    18.09    $  15.52
                                     ==========     ==========    ==========    ==========    ==========    ========
Total Return.......................       21.07%#         3.06%         4.64%        11.93%        25.31%      22.48%

Net Assets, End of Period
  (thousands)......................  $1,869,164     $1,735,343    $1,788,082    $1,755,907    $1,489,996    $987,942
Ratio of Expenses to Average Net
  Assets...........................        0.16%*         0.16%         0.16%         0.16%         0.18%       0.19%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....        1.76%*         2.20%         1.80%         1.67%         1.96%       2.37%
Portfolio Turnover Rate............           7%*           26%           43%           25%           18%         20%

--------------

*   Annualized

#   Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $ 59,097
Sales.......................................................       279,950

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 395,500
Gross Unrealized Depreciation...............................       (129,631)
                                                                  ---------
    Net.....................................................      $ 265,869
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit with the domestic custodian bank by the Series for the six months ended May 31, 2001 were as follows:

                                                                                                       MAXIMUM
                                        WEIGHTED         WEIGHTED        NUMBER OF     INTEREST         AMOUNT
                                        AVERAGE           AVERAGE          DAYS        EXPENSE     BORROWED DURING
                                     INTEREST RATE     LOAN BALANCE     OUTSTANDING    INCURRED       THE PERIOD
                                     --------------    -------------    -----------    --------    ----------------
The U.S. Large Cap Value Series           6.97%          $6,114,395         38         $45,016        $26,555,000

    There were no outstanding borrowings under the line of credit at May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities and UBS Warburg, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2001, the market value of securities on loan to brokers was $19,634,614, the related collateral cash received was $21,221,400 and the value of collateral on overnight repurchase agreements was $21,893,097.